                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):
    is a restatement.                       [   ]

    adds new holdings entries.              [   ]

Institutional Investment Manager Filing this Report:

Name:    Zimmer Lucas Partners, LLC
Address: 45 Broadway, 28th Floor
         New York, New York  10006

Form 13F File Number: 028-04345

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart J. Zimmer
Title:   Managing Member
Phone:   (212) 440-0740

Signature, Place, and Date of Signing:

  /s/ Stuart J. Zimmer      New York, New York    July 26, 2001
  ________________________  ____________________  _________________
    [Signature]                [City, State]         [Date]



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Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name


































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     60

Form 13F Information Table Value Total:     $199,709,005


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         1         28-7074                  Stuart J. Zimmer



























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
                                                            FORM 13F
                                                          June 30, 2001
                                     Name of Reporting Manager:  Zimmer Lucas Partners, LLC

    ITEM 1         ITEM 2         ITEM 3       ITEM 4    ITEM 5           ITEM 6                ITEM 7            ITEM 8
    ------         ------         ------       ------    ------           ------                ------            ------
                                                                   INVESTMENT DISCRETION                     VOTING AUTHORITY
                                                                           (B)                                   (SHARES)
                                                 FAIR                      SHARED       (C)
                    TITLE           CUSIP        MARKET    SHRS OR  (A)   AS DEFINED   SHARED-  MANAGERS      (A)   (B)    (C)
NAME OF ISSUER     OF CLASS        NUMBER        VALUE     PRN AMT  SOLE  IN INSTR. V  OTHER    SEE INSTR. V  SOLE  SHARED NONE
--------------     --------        ------        ------    -------  ----  -----------  -----    ------------  ----  ------ ----


Allegheny Energy Inc  Com       017361 10 6   13,538,950   280,600          280,600                1               280,600
American Elec Pwr Inc Com       025537 10 1    8,633,790   187,000          187,000                1               187,000
American General Corp Com       026351 10 6      929,000    20,000           20,000                1                20,000
Cabletron Sys Inc     Com       126920 10 7      114,250     5,000            5,000                1                 5,000
Calpine Corp          Com       131347 10 6    9,450,000   250,000          250,000                1               250,000
Corvis Corp           Com       221009 10 3      131,700    30,000           30,000                1                30,000
Deutsche Telekom AG   Sponsored
                      ADR       251566 10 5    2,357,228   104,999          104,999                1               104,999
Dominion Res Inc VA
  New                 Com       25746U 10 9   18,039,000   300,000          300,000                1               300,000
Duramed
  Pharmaceuticals Inc Com       266354 10 9       76,927     4,300            4,300                1                 4,300
Electric Fuel Corp    Com       284871 10 0      147,411    58,036           58,036                1                58,036
Entergy Corp New      Com       29364G 10 3   15,774,451   410,900          410,900                1               410,900
Epiq Sys Inc          Com       26882D 10 9        2,569       100              100                1                   100
Exelon Corp           Com       30161N 10 1   10,259,200   160,000          160,000                1               160,000
Firstenergy Corp      Com       337932 10 7   16,080,000   500,000          500,000                1               500,000
FMC Technologies Inc  Com       30249U 10 1       82,600     4,000            4,000                1                 4,000
Foundry Networks Inc  Com       35063R 10 0      249,750    12,500           12,500                1                12,500
Fuelcell Energy Inc   Com       35952H 10 6      404,075    17,500           17,500                1                17,500
Genuity Inc           Cl A      37248E 10 3       78,000    25,000           25,000                1                25,000
Global Crossing Ltd   Com       G3921A 10 0      250,560    29,000           29,000                1                29,000
Global Power
  Equipment Inc       Com       37941P 10 8       58,600     2,000            2,000                1                 2,000
Harcourt Gen Inc      Com       41163G 10 1      581,900    10,000           10,000                1                10,000
Honeywell Intl Inc    Com       438516 10 6      174,950     5,000            5,000                1                 5,000
Idacorp Inc           Com       451107 10 6    2,964,800    85,000           85,000                1                85,000
Instinet Group Inc    Com       457750 10 7      119,296     6,400            6,400                1                 6,400
Irvine Sensors Corp   Com       463664 10 2      436,220   641,500          641,500                1               641,500
Keyspan Corp          Com       49337W 10 0    6,748,800   185,000          185,000                1               185,000
Lucent Technologies
  Inc                 Com       549463 10 7       62,100    10,000           10,000                1                10,000
Luminent Inc          Com       55027R 10 3      138,600    33,000           33,000                1                33,000
Medis Technologies


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

  Ltd.                Com       58500P 10 7      343,750    31,250           31,250                1                31,250
Metawave
  Communications CP   Com       591409 10 7       51,900    10,000           10,000                1                10,000
Monolithic System
  Technology Inc      Com       609842 10 9      574,600    52,000           52,000                1                52,000
Multilink Technology
  Corp                Cl A      62544T 10 9      350,350    24,500           24,500                1                24,500
Nisource Inc          Com       65473P 10 5    5,121,642   187,400          187,400                1               187,400
NRG Energy Inc        Com       629377 10 2    4,968,000   225,000          225,000                1               225,000
Oplink Communications
  Inc                 Com       68375Q 10 6       54,375    14,500           14,500                1                14,500
Optical Communication
  Prods               Cl A      68382T 10 1      159,600    15,000           15,000                1                15,000
P G & E Corp          Com       69331C 10 8    2,520,000   225,000          225,000                1               225,000
Peabody Energy  Corp  Com       704549 10 4      982,500    30,000           30,000                1                30,000
Peoples Energy Corp   Com       711030 10 6      711,540    17,700           17,700                1                17,700
Phillips Pete Co      Com       718507 10 6      570,000    10,000           10,000                1                10,000
Portugal Telecom      Sponsored
  SGPS S A              ADR     737273 10 2          525        76               76                1                    76
PPL Corp              Com       69351T 10 6   13,475,000   245,000          245,000                1               245,000
Princeton Review Inc  Com       742352 10 7      425,700    49,500           49,500                1                49,500
Public Svc Co N Mex   Com       744499 10 4    4,951,362   154,200          154,200                1               154,200
Public Svc Enterprise
  Group               Com       744573 10 6   10,097,850   206,500          206,500                1               206,500
Puget Energy Inc New  Com       745310 10 2   10,349,000   395,000          395,000                1               395,000
Reliant Energy Inc    Com       75952J 10 8    1,932,600    60,000           60,000                1                60,000
Reliant Res Inc       Com       75952B 10 5   24,947,000 1,010,000        1,010,000                1             1,010,000
Remedy Corp           Com       759548 10 0       76,560     2,200            2,200                1                 2,200
RGS Energy Group Inc  Com       74956K 10 4      352,500     9,400            9,400                1                 9,400
Satcon Technology
  Corp                Com       803893 10 6    1,085,024   103,830          103,830                1               103,830
SBC Communications
  Inc                 Com       78387G 10 3      200,300     5,000            5,000                1                 5,000
Sempra Energy         Com       816851 10 9    4,101,000   150,000          150,000                1               150,000
Sunsource Inc         Com       867948 10 1       46,550     5,000            5,000                1                 5,000
Tellium Inc           Com       87967E 10 7       45,500     2,500            2,500                1                 2,500
Ultramar Diamond
  Shamrock Corp       Com       904000 10 6      519,750    11,000           11,000                1                11,000
Unilab Corp New       Com       904763 20 8       63,000     2,500            2,500                1                 2,500
Vectren Corp          Com       92240G 10 1      310,500    15,000           15,000                1                15,000
Verizon
  Communications      Com       92343V 10 4      267,500     5,000            5,000                1                 5,000
WGL Hldgs Inc         Com       92924F 10 6    2,168,800    80,000           80,000                1                80,000









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02192001.AK8